Parent Company Only Condensed Financial Information - Summary of Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (7,526,683)	$ (7,201,568)	$ (5,575,511)
Net cash (used in) provided by investing activities	(1,499,184)	(533,657)	2,265,725
Net cash provided by financing activities	(4,327,090)	19,149,612	10,743,125
Effect of foreign currency exchange rate changes on cash	487,334	(333,295)	(410,966)
Net increase (decrease) in cash	(12,865,623)	11,081,092	7,022,373
Cash, cash equivalents and restricted cash at the beginning of the year	26,773,902	15,692,810	8,670,437
Cash, cash equivalents and restricted cash at the end of the year	13,908,279	26,773,902	15,692,810
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(2,339,902)	(11,697,046)	(77,908)
Net cash (used in) provided by investing activities	(952,452)	365,100	(33,370,232)
Net cash provided by financing activities	441,221	18,330,800	34,749,595
Effect of foreign currency exchange rate changes on cash			35
Net increase (decrease) in cash	(2,851,133)	6,998,854	1,301,490
Cash, cash equivalents and restricted cash at the beginning of the year	8,300,344	1,301,490
Cash, cash equivalents and restricted cash at the end of the year	$ 5,449,211	$ 8,300,344	$ 1,301,490